Stock options	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
11. Stock options

The following is a summary of stock options which are outstanding as at December 31, 2017:

			Average remaining
Exercise price	# of options	# of options	contractual
per share	outstanding	exercisable	life (in years)
$0.76	36,667	36,667	0.2
$0.86	22,500	22,500	0.5
$1.35	546,900	388,767	2.0
$1.39	22,500	22,500	1.5
$1.45	37,500	37,500	4.0
$1.48	37,500	37,500	3.5
$1.50	100,000	66,667	3.7
$1.55	40,000	40,000	1.2
$1.57	30,000	20,000	2.1
$1.61	25,000	25,000	1.1
$1.67	150,000	150,000	1.9
$1.73	92,600	75,933	2.9
$1.82	185,000	123,333	2.8
$1.83	22,500	22,500	2.7
$2.10	300,000	200,000	2.7
$1.60	1,648,667	1,268,867	2.34

A continuity of the number of stock options which are outstanding at the end of the current period and as at the prior fiscal year ended December 31, 2017 is as follows:

	For the year ended		For the year ended
	December 31, 2017		December 31, 2016
		weighted		weighted
	# of stock	average	# of stock	average
	options	exercise price	options	exercise price
Options outstanding, start of the period	3,221,001	$1.33	3,462,835	$1.26
Granted	-	-	475,000	$1.50
Exercised	(7,334)	$0.76	(565,722)	-
Expired	(1,190,000)	$0.91	-	-
Forfeited	(375,000)	$1.48	(151,112)	$1.50
Options outstanding, end of the period	1,648,667	$1.60	3,221,001	$1.33
Options exercisable, end of the period	1,268,867	$1.59	2,036,401	$1.17

Stock options granted generally expire, if unexercised, five years from the date granted and entitlement to exercise them generally vests at a rate of one-third at the end of each of the first three years following the date of grant.

Stock based compensation expense (“SBCE”) is calculated based on the fair value attributed to grants of stock options using the Black-Scholes valuation model and utilizing the following weighted average assumptions:

Year ended December 31	2017	2016	2015
Expected dividends paid per common share	Nil	Nil	Nil
Expected life in years	5.0	5.0	4.9
Expected volatility in the price of common shares	85%	85%	105%
Risk free interest rate	0.75%	0.75%	1.0%
Weighted average fair market value per share at grant date	$0.99	$0.99	$1.28
Intrinsic (or "in-the-money") value per share of options exercised	$0.45	$0.45	$1.40

The unamortized portion of SBCE related to the non-vested portion of stock options, all of which will be recognized in 2018 is approximately $176,000.